Equity	12 Months Ended
Mar. 31, 2017
Equity

12. Equity:

(a) Dividends

The Companies Act of Japan (the “Companies Act”) provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the Board of Directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to 10% of the decrease in retained earnings, as a result of a dividend payment, shall be contributed to a legal reserve that can be funded up to an amount equal to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.

The distributable amount available for the payments of dividends to shareholders as of March 31, 2017 was ¥3,911,084 million and was included in “Additional paid-in capital” and “Retained earnings.”

In the general meeting of shareholders held on June 20, 2017, the shareholders approved cash dividends of ¥148,183 million or ¥40 per share, payable to shareholders of record as of March 31, 2017, which were declared by the Board of Directors on April 27, 2017.

(b) Issued shares and treasury stock

With regard to the acquisition of treasury stock, Companies Act provides that (i) it can be executed according to a resolution of the general meeting of shareholders, and (ii) the acquisition of treasury stock through open market transactions can be done according to a resolution of the Board of Directors, if the articles of incorporation contain such a provision. In accordance with (ii) above, a provision in NTT DOCOMO, INC.’s articles of incorporation stipulates that NTT DOCOMO, INC. may repurchase treasury stock through open market transactions, by a resolution of the Board of Directors, for the purpose of improving capital efficiency and implementing flexible capital policies in accordance with the business environment.

On April 25, 2014, the Board of Directors resolved that NTT DOCOMO, INC. may repurchase up to 320,000,000 outstanding shares of its common stock for an amount in total not exceeding ¥500,000 million from April 26, 2014 through March 31, 2015.

On January 29, 2016, the Board of Directors resolved that NTT DOCOMO, INC. may repurchase up to 220,000,000 outstanding shares of its common stock for an amount in total not exceeding ¥500,000 million from February 1, 2016 through December 31, 2016.

NTT DOCOMO, INC. also carries out compulsory acquisition of less-than-one-unit shares upon request.

The changes in the number of issued shares and treasury stock were as follows. NTT DOCOMO, INC. has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2014	4,365,000,000	218,239,900

Acquisition of treasury stock based on the resolution of the Board of Directors	—	265,276,121
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	124
Retirement of treasury stock	(279,228,000)	(279,228,000)
As of March 31, 2015	4,085,772,000	204,288,145

Acquisition of treasury stock based on the resolution of the Board of Directors	—	120,867,062
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	43
Retirement of treasury stock	(127,229,000)	(127,229,000)
As of March 31, 2016	3,958,543,000	197,926,250

Acquisition of treasury stock based on the resolution of the Board of Directors	—	56,031,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	217
Retirement of treasury stock	(58,980,000)	(58,980,000)

As of March 31, 2017	3,899,563,000	194,977,467

On August 6, 2014, the Board of Directors resolved that NTT DOCOMO, INC. may repurchase up to 206,489,675 outstanding shares of its common stock for an amount in total not exceeding ¥350,000 million from August 7, 2014 through September 3, 2014. Based on this resolution, NTT DOCOMO, INC. repurchased 181,530,121 shares of its common stock for a total purchase price of ¥307,694 million between August 2014 and September 2014.

On October 31, 2014, the Board of Directors resolved that NTT DOCOMO, INC. may repurchase up to 138,469,879 outstanding shares of its common stock for an amount in total not exceeding ¥192,306 million from November 1, 2014 through March 31, 2015. Based on this resolution, NTT DOCOMO, INC. repurchased 83,746,000 shares of its common stock for a total purchase price of ¥165,342 million between November 2014 and March 2015.

On February 5, 2016, the Board of Directors resolved that NTT DOCOMO, INC. may acquire up to 137,578,616 outstanding shares of its common stock by way of tender offer at an amount in total not exceeding ¥350,000 million from February 8, 2016 through March 7, 2016. Based on this resolution, NTT DOCOMO, INC. repurchased 120,867,062 shares of its common stock for a total purchase price of ¥307,486 million between February 2016 and March 2016.

On April 28, 2016, the Board of Directors resolved that NTT DOCOMO, INC. may acquire up to 99,132,938 outstanding shares of its common stock by way of the Tokyo Stock Exchange Trading Network Off-Auction Own Share Repurchase Trading System (“ToSTNeT-3”) and market purchases in accordance with the discretionary dealing contract, at an amount in total not exceeding ¥192,514 million from May 2, 2016 through December 31, 2016.

Based on this resolution, NTT DOCOMO, INC. repurchased 9,021,000 shares of its common stock at ¥24,433 million using the ToSTNeT-3 on May 18, 2016, and also repurchased 47,010,000 shares of its common stock for a total purchase price of ¥125,174 million by way of market purchases in accordance with the discretionary dealing contract as of December 31, 2016.

The aggregate number of shares repurchased from our parent company, NTT, was 176,991,100 shares and 117,924,500 shares, and the amounts in total were ¥300,000 million and ¥300,000 million for the fiscal years ended March 31, 2015 and 2016, respectively. No shares were repurchased from NTT during the fiscal year ended March 31, 2017.

The aggregate number and price of shares repurchased for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

Years ended March 31	Shares	Millions of yen
2015	265,276,245	¥473,036
2016	120,867,105	¥307,486
2017	56,031,217	¥149,607

Based on the resolution of the Board of Directors, NTT DOCOMO, INC. retired its own shares held as treasury stock as shown in the following table for the fiscal years ended March 31, 2015, 2016 and 2017.

Date of the resolution of the Board of Directors	Shares	Millions of yen
March 27, 2015	279,228,000	¥490,986
March 25, 2016	127,229,000	¥260,872
March 24, 2017	58,980,000	¥128,997

The Companies Act and related ordinance provide that in case the aggregate purchase price of the retired shares exceeds the balance of “Additional paid-in capital,” “Additional paid-in capital” shall be reduced to zero and the remaining balance shall be deducted from the balance of “Retained earnings” on non-consolidated balance sheet.

The share retirement for the fiscal year ended March 31, 2015 resulted in decreases of “Additional paid-in capital” by ¥393,092 million and “Retained earnings” by ¥97,894 million on the consolidated balance sheets in response to the treatment described above. The share retirement for the fiscal years ended March 31, 2016 and 2017 resulted in decreases of “Retained earnings” by ¥260,872 million and ¥128,997 million, respectively, on the consolidated balance sheets in response to the treatment described above. There were no changes in the number of authorized shares.

(c) Accumulated other comprehensive income (loss)

Changes in accumulated other comprehensive income (loss)—

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Millions of yen
	2015
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2014	¥45,038	¥(97)	¥(12,437)	¥(22,914)	¥9,590

Other comprehensive income (loss) before reclassifications	22,468	(20)	29,678	(9,159)	42,967
Amounts reclassified from accumulated other comprehensive income (loss)	120	16	—	282	418

Other comprehensive income (loss)	22,588	(4)	29,678	(8,877)	43,385

Less: other comprehensive (income) loss attributable to noncontrolling interests	(6)	—	(370)	—	(376)

Balance as of March 31, 2015	¥67,620	¥(101)	¥16,871	¥(31,791)	¥52,599

	Millions of yen
	2016
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2015	¥67,620	¥(101)	¥16,871	¥(31,791)	¥52,599

Other comprehensive income (loss) before reclassifications	(4,715)	(148)	(10,324)	(21,634)	(36,821)
Amounts reclassified from accumulated other comprehensive income (loss)	(1,278)	31	(263)	626	(884)

Other comprehensive income (loss)	(5,993)	(117)	(10,587)	(21,008)	(37,705)

Less: other comprehensive (income) loss attributable to noncontrolling interests	(3)	—	(3)	—	(6)

Balance as of March 31, 2016	¥61,624	¥(218)	¥6,281	¥(52,799)	¥14,888

	Millions of yen
	2017
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2016	¥61,624	¥(218)	¥6,281	¥(52,799)	¥14,888

Other comprehensive income (loss) before reclassifications	12,821	37	(13,557)	8,313	7,614
Amounts reclassified from accumulated other comprehensive income (loss)	(1,082)	48	582	2,396	1,944

Other comprehensive income (loss)	11,739	85	(12,975)	10,709	9,558

Less: other comprehensive (income) loss attributable to noncontrolling interests	(0)	—	185	—	185

Balance as of March 31, 2017	¥73,363	¥(133)	¥(6,509)	¥(42,090)	¥24,631

Reclassifications out of accumulated other comprehensive income (loss) to net income—

Amounts reclassified out of accumulated other comprehensive income (loss) to net income and affected line items in the consolidated statement of income for the fiscal years ended March 31, 2016 and 2017 were as follows:

	Millions of yen
	Amounts reclassified out of accumulated other comprehensive income (loss) (*1)
	2016	2017	Affected line items in the consolidated statements of income
Unrealized holding gains (losses) on available-for-sale securities	¥1,796	¥1,553	“Other, net” of “Other income (expense)”
	249	53	“Equity in net income (losses) of affiliates”

	2,045	1,606	Pre-tax amount
	(767)	(524)	Tax benefit (expense)

	1,278	1,082	Net-of-tax amount

Unrealized gains (losses) on cash flow hedges	(46)	(70)	“Equity in net income (losses) of affiliates”

	(46)	(70)	Pre-tax amount
	15	22	Tax benefit (expense)

	(31)	(48)	Net-of-tax amount

Foreign currency translation adjustment	263	—	“Other, net” of “Other income (expense)”
	—	(880)	“Equity in net income (losses) of affiliates”

	263	(880)	Pre-tax amount
	—	298	Tax benefit (expense)

	263	(582)	Net-of-tax amount

Pension liability adjustment	(931)	(3,492)	(*2)

	(931)	(3,492)	Pre-tax amount
	305	1,096	Tax benefit (expense)

	(626)	(2,396)	Net-of-tax amount

Total reclassified amounts	¥884	¥(1,944)	Net-of-tax amount

(*1)	Amounts in parentheses indicate decreased effects on net income.
(*2)	Amounts reclassified out of pension liability adjustment are included in the computation of net periodic pension cost.

See Note 17 “Employees’ retirement benefits” for additional details.

Tax effects on other comprehensive income (loss)—

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Millions of yen
	2015
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥34,890	¥(12,422)	¥22,468
Less: Reclassification of realized gains and losses included in net income	187	(67)	120
Unrealized gains (losses) on cash flow hedges	(31)	11	(20)
Less: Reclassification of realized gains and losses included in net income	25	(9)	16
Foreign currency translation adjustment	37,371	(7,693)	29,678
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(14,258)	5,099	(9,159)
Less: Amortization of prior service cost	(1,392)	498	(894)
Less: Amortization of actuarial gains and losses	1,719	(615)	1,104
Less: Amortization of transition obligation	112	(40)	72

Total other comprehensive income (loss)	¥58,623	¥(15,238)	¥43,385

Unrealized holding gains on available-for-sale securities and foreign currency translation gains, net of tax, attributable to noncontrolling interests were ¥6 million and ¥370 million, respectively, for the fiscal year ended March 31, 2015.

	Millions of yen
	2016
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥(7,479)	¥2,764	¥(4,715)
Less: Reclassification of realized gains and losses included in net income	(2,045)	767	(1,278)
Unrealized gains (losses) on cash flow hedges	(220)	72	(148)
Less: Reclassification of realized gains and losses included in net income	46	(15)	31
Foreign currency translation adjustment	(12,991)	2,667	(10,324)
Less: Reclassification of realized gains and losses included in net income	(263)	—	(263)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(32,201)	10,567	(21,634)
Less: Amortization of prior service cost	(1,226)	402	(824)
Less: Amortization of actuarial gains and losses	2,108	(691)	1,417
Less: Amortization of transition obligation	49	(16)	33

Total other comprehensive income (loss)	¥(54,222)	¥16,517	¥(37,705)

Unrealized holding gains on available-for-sale securities and foreign currency translation gains, net of tax, attributable to noncontrolling interests were ¥3 million and ¥3 million, respectively, for the fiscal year ended March 31, 2016.

	Millions of yen
	2017
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥18,516	¥(5,695)	¥12,821
Less: Reclassification of realized gains and losses included in net income	(1,606)	524	(1,082)
Unrealized gains (losses) on cash flow hedges	54	(17)	37
Less: Reclassification of realized gains and losses included in net income	70	(22)	48
Foreign currency translation adjustment	(16,337)	2,780	(13,557)
Less: Reclassification of realized gains and losses included in net income	880	(298)	582
Pension liability adjustment
Actuarial gains (losses) arising during period, net	12,150	(3,837)	8,313
Less: Amortization of prior service cost	(1,082)	340	(742)
Less: Amortization of actuarial gains and losses	4,526	(1,421)	3,105
Less: Amortization of transition obligation	48	(15)	33

Total other comprehensive income (loss)	¥17,219	¥(7,661)	¥9,558

Unrealized holding gains on available-for-sale securities and foreign currency translation losses, net of tax, attributable to noncontrolling interests were ¥0 million and ¥(185) million, respectively, for the fiscal year ended March 31, 2017.